NON-WHOLLY-OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 8,722	$ 7,845
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	8,066	7,070	$ 6,967
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,257	3,969	3,166
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	1,296	355	833
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,513	2,746	$ 2,968
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 656	$ 775